SALARIES AND EMPLOYEES BENEFITS	12 Months Ended
Dec. 31, 2021
SALARIES AND EMPLOYEES BENEFITS [Abstract]
SALARIES AND EMPLOYEES BENEFITS
27	SALARIES AND EMPLOYEES BENEFITS

This item consists of the following:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Salaries	2,090,835	1,958,770	1,816,939
Vacations, medical assistance and others (i)	342,435	285,891	360,334
Additional participation (ii)	342,065	165,859	243,787
Bonuses	280,568	271,712	264,171
Social security	213,640	209,782	200,935
Workers’ profit sharing	165,091	164,716	252,850
Severance indemnities	159,845	151,725	151,945
Share-based payment plans	73,997	104,499	120,062
Total	3,668,476	3,312,954	3,411,023

(i)
The variation corresponds mainly to severance indemnities. Also, after the change in the modality of on-site modality to the hybrid/remote mode due to the pandemic, an increase in connectivity bonuses was generated.

(ii)	The variation is mainly due to higher provisions for additional participations, since given the COVID-19 situation in 2020, a lower provision was made for this concept.